Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   December 31, 2009


Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     May 11, 2010
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:      0
                                        -------------

Form 13F Information Table Entry Total: 71
                                        -------------

Form 13F Information Table Value Total:	318774
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}





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 FORM 13F INFORMATION TABLE

                        	                            	INVEST- OTHER   VOTING
NAME OF         	TITLE   	CUSIP   VALUE  	SHRS  	MENT  	MANA-   AUTHORITY
ISSUER          	CLASS           	(X$1000)       	CRETION GERS    SOLE


AFLAC INC		COM		001055102	5648	104033	SOLE	N/A	104033
APACHE CORP		COM		037411105	277	2730	SOLE	N/A	2730
APTARGROUP		COM		038336103	4371	111083	SOLE	N/A	111083
ARCHER DANIELS 		COM		039483102	6391	221142	SOLE	N/A	221142
AUTO DATA PROC		COM		053015103	6423	144443	SOLE	N/A	144443
BP PLC-SPONS ADR	S-ADR		055622104	473	8285	SOLE	N/A	8285
BADGER METER		COM		056525108	1944	50485	SOLE	N/A	50485
BANK OF AMERICA		COM		060505104	206	11518	SOLE	N/A	11518
BECTON DICKINSON	COM		075887109	3492	44355	SOLE	N/A	44355
CANADIAN NAT'L RAIL	COM		136375102	217	3575	SOLE	N/A	3575
CATERPILLAR INC		COM		149123101	251	4000	SOLE	N/A	4000
CENTURY TEL INC		COM		156700106	2678	75535	SOLE	N/A	75535
CHEVRON CORP		COM		166764100	296	3908	SOLE	N/A	3908
COCA-COLA CO/THE	COM		191216100	308	5597	SOLE	N/A	5597
COLGATE PALMOLIVE	COM		194162103	404	4737	SOLE	N/A	4737
EATON VANCE CORP	COM N-VTG	278265103	6052	180450	SOLE	N/A	180450
ECOLAB INC		COM		278865100	4283	97460	SOLE	N/A	97460
EMERSON ELECTRIC	COM		291011104	566	11251	SOLE	N/A	11251
ENTERPRISE GP HOLD	UNIT LP INT	293716106	4363	101580	SOLE	N/A	101580
ENTERPRISE PROD PRTN	COM		293792107	15684	453568	SOLE	N/A	453568
GENERAL DYNAMICS 	COM		369550108	670	8680	SOLE	N/A	8680
GENERAL ELECTRIC CO	COM		369604103	385	21150	SOLE	N/A	21150
GENESIS ENERGY		UNIT LTD PRTN	371927104	421	21590	SOLE	N/A	21590
HOLLY ENERGY LP		COM UT LTD PTN	435763107	512	12040	SOLE	N/A	12040
ILLINOIS TOOL WORKS	COM		452308109	2961	62513	SOLE	N/A	62513
INTL BUS MACH CORP	COM		459200101	8353	65133	SOLE	N/A	65133
ISHARES TR BRCLYS TIPS	TIPS BD		464287176	14842	142845	SOLE	N/A	142845
JOHNSON & JOHNSON	COM		478160104	983	15075	SOLE	N/A	15075
KINDER MORGAN PRTNRS	UT LTD PRTN	494550106	5345	81705	SOLE	N/A	81705
LEGGETT & PLATT INC	COM		524660107	2842	131350	SOLE	N/A	131350
LINEAR TECHNOLOGY	COM		535678106	4264	150895	SOLE	N/A	150895
LINN ENERGY LLC		UNIT LTD LIAB	536020100	10896	423637	SOLE	N/A	423637
MAGELLAN MDSTRM PRTNRS	COM UNIT RP LP	559080106	17463	367407	SOLE	N/A	367407
MCDONALD'S CORP		COM		580135101	9209	138032	SOLE	N/A	138032
MEDTRONIC INC		COM		585055106	3831	85070	SOLE	N/A	85070
MERIDIAN BIOSCIENCE INC	COM		589584101	3006	147562	SOLE	N/A	147562
NOVO NORDISK A.S. ADR	ADR		670100205	10801	140049	SOLE	N/A	140049
NUCOR CORP		COM		670346105	1196	26347	SOLE	N/A	26347
PAYCHEX INC		COM		704326107	3032	98702	SOLE	N/A	98702
PENN VA RESOURCE PARTN	COM		707884102	517	22050	SOLE	N/A	22050
PEPSICO INC		COM		713448108	5578	84306	SOLE	N/A	84306
PLAINS ALL AMER LP	UNIT LTD PRTN	726503105	11767	206797	SOLE	N/A	206797
PROCTER & GAMBLE CO	COM		742718109	6577	103951	SOLE	N/A	103951
ROPER INDUSTRIES INC	COM		776696106	589	10175	SOLE	N/A	10175
SEI INVESTMENTS CO	COM		784117103	1810	82371	SOLE	N/A	82371
TJX COMPANIES INC	COM		872540109	518	12190	SOLE	N/A	12190
TELEFLEX INC		COM		879369106	7971	124412	SOLE	N/A	124412
TEVA PHARM-SP ADR	ADR		881624209	8003	126871	SOLE	N/A	126871
UNION PACIFIC CORP	COM		907818108	244	3332	SOLE	N/A	3332
UNITED TECHNOLOGIES 	COM		913017109	5620	76344	SOLE	N/A	76344
WALMART STORES		COM		931142103	5268	94752	SOLE	N/A	94752
WALGREEN CO		COM		931422109	4983	134345	SOLE	N/A	134345
AT&T INC		COM		00206R102	242	9352	SOLE	N/A	9352
CARDINAL HEALTH		COM		14149Y108	1335	37050	SOLE	N/A	37050
DNP SELECT INC FND	COM		23325P104	162	17500	SOLE	N/A	17500
ENBRIDGE ENERGY PRTNRS	COM		29250R106	10653	210666	SOLE	N/A	210666
ENERGY TRANSFER LP	UNIT LTD PRTN	29273R109	9188	196080	SOLE	N/A	196080
ENERGY TRANSFER EQ LP	COM UT LTD PTN	29273V100	6205	183910	SOLE	N/A	183910
EXXON MOBIL CORP	COM		30231G102	1508	22508	SOLE	N/A	22508
JOHN HANCOCK T/A DVD	COM		41013V100	145	10350	SOLE	N/A	10350
JPMORGAN CHASE & CO	COM		46625H100	306	6848	SOLE	N/A	6848
NATURAL RESOURCE LP	COM UNIT L P	63900P103	13448	512880	SOLE	N/A	512880
NOVARTIS AG-ADR		S-ADR		66987V109	5104	94350	SOLE	N/A	94350
NUSTAR ENERGY LP	UNIT COM	67058H102	7471	123588	SOLE	N/A	123588
NUSTAR GP		UNIT RESTG LLC	67059L102	1096	36995	SOLE	N/A	36995
ONEOK PARTNERS LP	UNIT LTD PRTN	68268N103	1737	28350	SOLE	N/A	28350
PIMCO CORP FUND		COM		72200U100	186	12400	SOLE	N/A	12400
PIMCO MUNI FUND II	COM		72200W106	203	18650	SOLE	N/A	18650
PRAXAIR INC		COM		74005P104	6751	81337	SOLE	N/A	81337
SUNOCO LOGISTICS LP	COM UNITS	86764L108	17268	252090	SOLE	N/A	252090
WILLIAMS LP		COM UNIT L P	96950F104	10981	272960	SOLE	N/A	272960




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